Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Detailed Information About Other Intangible Assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2019	€20,228	€3,999	€636	€24,863
Additions	2,889	600	67	3,556
Divestitures	(338)	(127)	(82)	(547)
Transfer to Assets held for sale	—	(3)	(16)	(19)
Translation differences and other changes	147	103	(5)	245
At December 31, 2019	22,926	4,572	600	28,098
Additions	2,640	745	177	3,562
Divestitures	(81)	(134)	(173)	(388)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	(1,327)	(333)	(50)	(1,710)
At December 31, 2020	24,158	4,850	554	29,562
Accumulated amortization and impairment losses at January 1, 2019	10,403	2,362	349	13,114
Amortization	1,358	426	48	1,832
Impairment losses and asset write-offs	949	—	4	953
Divestitures	(337)	(2)	(8)	(347)
Transfer to Assets held for sale	—	(3)	(13)	(16)
Translation differences and other changes	46	72	(3)	115
At December 31, 2019	12,419	2,855	377	15,651
Amortization	1,250	408	32	1,690
Impairment losses and asset write-offs	503	—	1	504
Divestitures	(53)	—	(15)	(68)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	(519)	(194)	(21)	(734)
At December 31, 2020	13,600	3,069	374	17,043
Carrying amount at December 31, 2019	€10,507	€1,717	€223	€12,447
Carrying amount at December 31, 2020	€10,558	€1,781	€180	€12,519